Investments in Companies Accounted for at Equity Method (Details 3) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Current assets		$ 781,033	$ 694,801
Noncurrent assets		37,335	32,459
Current liabilities		525,713	432,947
Noncurrent liabilities		333,051	357,768
Equity		805,397	772,922	$ 723,842	$ 705,279
Goodwill		640,855	617,272	640,184
Company's carrying amount of the investment in TSG		25,710	25,315	$ 24,022
TSG [Member]
Disclosure of detailed information about investment property [line items]
Current assets		39,101	34,137
Noncurrent assets	[1]	1,498	1,746
Current liabilities		(22,152)	(20,311)
Noncurrent liabilities		(3,750)	(4,426)
Equity		$ 14,697	$ 11,146
Company's share in TSG		50.00%	50.00%
Working capital		$ 7,349	$ 5,573
Excess cost of intangible assets net of deferred tax		8,498	9,851
Goodwill		9,836	9,836
Company's carrying amount of the investment in TSG		$ 25,683	$ 24,022

[1]	Not including balance of goodwill in an amount of $19,006 as of December 31, 2017 and 2018.